21. Provisions for pensions and similar obligations (Details 6) - Post Employment Plans [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-Employment Plans
Fair value of plan assets at beginning of year	R$ 25,822,890	R$ 22,708,990	R$ 20,689,637
Interest (Expense) Income	1,832,247	1,938,252	1,904,345
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	2,994,598	3,087,544	1,347,689
Contributions/(surrenders)	49,716	51,807	481,959
Of which:
By the Bank	44,970	44,752	472,723
By plan participants	4,746	7,055	9,236
Benefits paid	(2,060,960)	(1,960,103)	(1,876,014)
Exchange differences and other items	(3,600)	(3,600)	161,374
Fair value of plan assets at end of year	R$ 28,634,891	R$ 25,822,890	R$ 22,708,990